LIQUIDITY (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net Income (Loss) Attributable to Parent	$ (61,924)	$ (745,660)	$ 749,561
Net Cash Provided by (Used in) Operating Activities	(2,217,943)	(875,222)	1,242,537
Cash and Cash Equivalents, at Carrying Value	848,522	4,116	$ 55,798	$ 28,091
Assets, Current	$ 3,712,474	$ 985,513